Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer or “PEO” and “compensation actually paid” to our non-PEO NEOs, and the financial performance of the Company during the years ended June 30, 2024, 2023 and 2022, respectively, in each case calculated in a manner consistent with SEC rules.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On(4):		Net Loss (in thousands)	ARR(5) (millions)
					Total Shareholder Return	Peer Group Total Shareholder Return
2024	$8,118,899	$3,776,795	$4,661,508	$3,264,362	$130.96	$88.17	$(32,021)	$404.2
2023	$3,096,600	$29,648,801	$2,093,793	$13,958,392	$149.68	$77.83	$(69,425)	$330.2
2022	$892,090	$(13,833,178)	$824,511	$(5,643,941)	$52.29	$64.82	$(99,678)	$270.5

(1)	Mr. Hall is the PEO reflected in these columns for each of the fiscal years ended June 30, 2024, 2023 and 2022.
(2)
Compensation actually paid or “CAP” to our PEO and Non-PEO NEOs is calculated based on the “Total Compensation” reported in the Summary Compensation Table above for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as shown below.

(3)	Messrs. Morton, Robertson, Jampol, Coleman and Harrison are the Non-PEO NEOs for fiscal year 2024. Messrs. Jampol and Coleman are the Non-PEO NEOs for fiscal years 2023 and 2022.
(4)
Represents cumulative total return to holders of our Common Stock against the cumulative total return of our peer entities, represented by the S&P Software & Services Select Industry Index from June 30, 2021 (the date our stock commenced trading on the Nasdaq Global Select Market) through June 30, 2024 (the last trading day of the covered period), calculated from market close on June 30, 2021 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated. The total shareholder return for each investment assumes that $100 was invested in our Common Stock and the respective index on June 30, 2021, through June 30, 2024, including reinvestment of any dividends.

(5)	ARR represents the annualized recurring value of all active SaaS and on-premise subscription license contracts at the end of a reporting period.

Company Selected Measure Name	ARR
Named Executive Officers, Footnote
(1)	Mr. Hall is the PEO reflected in these columns for each of the fiscal years ended June 30, 2024, 2023 and 2022.
(3)	Messrs. Morton, Robertson, Jampol, Coleman and Harrison are the Non-PEO NEOs for fiscal year 2024. Messrs. Jampol and Coleman are the Non-PEO NEOs for fiscal years 2023 and 2022.

Peer Group Issuers, Footnote
(4)
Represents cumulative total return to holders of our Common Stock against the cumulative total return of our peer entities, represented by the S&P Software & Services Select Industry Index from June 30, 2021 (the date our stock commenced trading on the Nasdaq Global Select Market) through June 30, 2024 (the last trading day of the covered period), calculated from market close on June 30, 2021 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated. The total shareholder return for each investment assumes that $100 was invested in our Common Stock and the respective index on June 30, 2021, through June 30, 2024, including reinvestment of any dividends.

PEO Total Compensation Amount	$ 8,118,899	$ 3,096,600	$ 892,090
PEO Actually Paid Compensation Amount	$ 3,776,795	29,648,801	(13,833,178)
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation

Fiscal Year	SCT Total	Deductions from SCT Total(1)	Additions to SCT Total(2)			CAP
			Fair Value of Current Year Equity Awards(3)	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards that Vested
2024	$8,118,899	$6,810,375	$5,959,826	$(1,826,140)	$(1,665,415)	$3,776,795
2023	$3,096,600	$2,208,000	$6,110,101	$19,498,050	$3,152,050	$29,648,801
2022	$892,090	$0	$0	$(13,706,118)	($1,019,150)	($13,833,178)

(1)
Represents the grant date fair value of equity-based awards granted each year. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in Note 11 to the Company’s financial statements for fiscal year 2024 contained in our Annual Report to Stockholders for the fiscal year ended June 30, 2024, filed with the SEC on August 26, 2024. The amounts shown in the table reflect the total fair value on the date of grant and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in Note 11 to the Company’s financial statements for fiscal year 2024 contained in our Annual Report to Stockholders for the fiscal year ended June 30, 2024, filed with the SEC on August 26, 2024. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the applicable NEO.

Non-PEO NEO Average Total Compensation Amount	$ 4,661,508	2,093,793	824,511
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,264,362	13,958,392	(5,643,941)
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEOs SCT Total to CAP Reconciliation

Fiscal Year	SCT Total	Deductions from SCT Total(1)	Additions to SCT Total(2)			CAP
			Fair Value of Current Year Equity Awards(3)	Change in Fair Value of Prior Years’ Awards Unvested(3)	Change in Fair Value of Prior Years’ Awards that Vested(3)
2024	$4,661,508	$3,940,837	$3,697,241	$(626,023)	$(527,527)	$3,264,362
2023	$2,093,793	$1,324,800	$3,666,061	$8,198,044	$1,325,294	$13,958,392
2022	$824,511	$0	$0	$(6,039,945)	$(428,507)	$(5,643,941)

(1)
Represents the grant date fair value of equity-based awards granted each year. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in Note 11 to the Company’s financial statements for fiscal year 2024 contained in our Annual Report to Stockholders for the fiscal year ended June 30, 2024, filed with the SEC on August 26, 2024. The amounts shown in the table reflect the total fair value on the date of grant and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in Note 11 to the Company’s financial statements for fiscal year 2024 contained in our Annual Report to Stockholders for the fiscal year ended June 30, 2024, filed with the SEC on August 26, 2024. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the applicable NEO.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Company TSR and Peer Group TSR; Financial Performance Measures and CAP
In accordance with the Pay Versus Performance rules, the tables below describe how CAP to our NEOs aligns with our financial performance as measured by total shareholder return (TSR), peer group TSR, our net loss and our ARR.
Relationship Between Company TSR and Peer Group TSR
The table below describes the relationship between compensation actually paid to the PEO and the average compensation paid to NEOs other than the PEO with our TSR and our peer group’s TSR for fiscal years 2024, 2023 and 2022.

Fiscal Year	PEO CAP	Average Non-PEO NEO CAP	TSR	Peer Group TSR
2024	$3,776,795	$3,264,362	$130.96	$88.17
2023	$29,648,801	$13,958,392	$149.68	$77.83
2022	$(13,833,178)	$(5,643,941)	$52.29	$64.82

Compensation Actually Paid vs. Net Income
Relationship Between Company TSR and Peer Group TSR; Financial Performance Measures and CAP
In accordance with the Pay Versus Performance rules, the tables below describe how CAP to our NEOs aligns with our financial performance as measured by total shareholder return (TSR), peer group TSR, our net loss and our ARR.
Relationship Between Financial Performance Measures and CAP
The table below describes the relationship between compensation actually paid to the PEO and the average compensation paid to NEOs other than the PEO with our net loss and our ARR for fiscal years 2024, 2023 and 2022.

Fiscal Year	PEO CAP	Average Non-PEO NEO CAP	Net Loss (thousands)	ARR (millions)
2024	$3,776,795	$3,264,362	$(32,021)	$404.2
2023	$29,648,801	$13,958,392	$(69,425)	$330.2
2022	$(13,833,178)	$(5,643,941)	$(99,678)	$270.5

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Company TSR and Peer Group TSR; Financial Performance Measures and CAP
In accordance with the Pay Versus Performance rules, the tables below describe how CAP to our NEOs aligns with our financial performance as measured by total shareholder return (TSR), peer group TSR, our net loss and our ARR.
Relationship Between Financial Performance Measures and CAP
The table below describes the relationship between compensation actually paid to the PEO and the average compensation paid to NEOs other than the PEO with our net loss and our ARR for fiscal years 2024, 2023 and 2022.

Fiscal Year	PEO CAP	Average Non-PEO NEO CAP	Net Loss (thousands)	ARR (millions)
2024	$3,776,795	$3,264,362	$(32,021)	$404.2
2023	$29,648,801	$13,958,392	$(69,425)	$330.2
2022	$(13,833,178)	$(5,643,941)	$(99,678)	$270.5

Total Shareholder Return Vs Peer Group
Relationship Between Company TSR and Peer Group TSR; Financial Performance Measures and CAP
In accordance with the Pay Versus Performance rules, the tables below describe how CAP to our NEOs aligns with our financial performance as measured by total shareholder return (TSR), peer group TSR, our net loss and our ARR.
Relationship Between Company TSR and Peer Group TSR
The table below describes the relationship between compensation actually paid to the PEO and the average compensation paid to NEOs other than the PEO with our TSR and our peer group’s TSR for fiscal years 2024, 2023 and 2022.

Fiscal Year	PEO CAP	Average Non-PEO NEO CAP	TSR	Peer Group TSR
2024	$3,776,795	$3,264,362	$130.96	$88.17
2023	$29,648,801	$13,958,392	$149.68	$77.83
2022	$(13,833,178)	$(5,643,941)	$52.29	$64.82

Tabular List, Table
Tabular Disclosure of Most Important Measures to Determine Fiscal 2024 CAP
As described in greater detail in “Compensation Discussion and Analysis – Overview of our Executive Compensation Program,” above, the Company’s executive compensation program reflets a pay-for-performance philosophy, where compensation is paid subject to achieving financial performance levels that align with our strategic and financial priorities. We consider the metrics in the table below to be the most important financial performance measures utilized by the Company to link CAP for fiscal year 2024 to the Company’s performance.

Most Important Measures
ARR(1)
Net New ACV(2)
“Rule of 40”(3)

(1)	ARR represents the annualized recurring value of all active SaaS and on-premise subscription license contracts at the end of a reporting period.
(2)	Net new ACV represents ACV contract bookings during fiscal year 2024 less churn (i.e., reductions of ACV during fiscal year 2024).
(3)
“Rule of 40” for FY24 was defined as trailing 12-month revenue growth rate (%) plus trailing 12-month non-GAAP operating margin. Non-GAAP operating margin is a non-GAAP financial measure. See Exhibit A “Reconciliation of GAAP and Non-GAAP Financial Measures” for a reconciliation of GAAP and non-GAAP financial measures and additional information regarding non-GAAP financial measures.

Total Shareholder Return Amount	$ 130.96	149.68	52.29
Peer Group Total Shareholder Return Amount	88.17	77.83	64.82
Net Income (Loss)	$ (32,021,000)	$ (69,425,000)	$ (99,678,000)
Company Selected Measure Amount	404,200,000	330,200,000	270,500,000
PEO Name	Mr. Hall	Mr. Hall	Mr. Hall
Measure:: 1
Pay vs Performance Disclosure
Name	ARR
Measure:: 2
Pay vs Performance Disclosure
Name	Net New ACV
Measure:: 3
Pay vs Performance Disclosure
Name	Rule of 40
Non-GAAP Measure Description
(3)
“Rule of 40” for FY24 was defined as trailing 12-month revenue growth rate (%) plus trailing 12-month non-GAAP operating margin. Non-GAAP operating margin is a non-GAAP financial measure. See Exhibit A “Reconciliation of GAAP and Non-GAAP Financial Measures” for a reconciliation of GAAP and non-GAAP financial measures and additional information regarding non-GAAP financial measures.

PEO | Grant Date Fair Value of Equity-Based Awards Granted Each Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,810,375)	$ (2,208,000)	$ 0
PEO | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,959,826	6,110,101	0
PEO | Change in Fair Value of Prior Years’ Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,826,140)	19,498,050	(13,706,118)
PEO | Change in Fair Value of Prior Years’ Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,665,415)	3,152,050	(1,019,150)
Non-PEO NEO | Grant Date Fair Value of Equity-Based Awards Granted Each Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,940,837)	(1,324,800)	0
Non-PEO NEO | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,697,241	3,666,061	0
Non-PEO NEO | Change in Fair Value of Prior Years’ Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(626,023)	8,198,044	(6,039,945)
Non-PEO NEO | Change in Fair Value of Prior Years’ Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (527,527)	$ 1,325,294	$ (428,507)